Provisions (Tables)	3 Months Ended
Jun. 30, 2018
Provisions [Abstract]
Movements by Class of Provision [text block table]

Movements by Class of Provisions

in € m.	Operational Risk	Civil Litigations	Regulatory Enforcement	Re- structuring	Mortgage Repurchase Demands	Other	Total [1]
Balance as of January 1, 2018	275	1,115	897	696	73	815	3,871
Changes in the group of consolidated companies	0	0	0	0	0	0	0
New provisions	12	137	129	149	0	709	1,136
Amounts used	38	392	287	180	0	690	1,587
Unused amounts reversed	27	91	139	67	10	108	442
Effects from exchange rate fluctuations/Unwind of discount	3	15	24	0	2	(5)	39
Transfers	5	27	3	(3)	0	(14)	18
Balance as of June 30, 2018	230	812	627	595	66	706	3,036

[1]For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed.